                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07218
                                                      ---------

                California Limited Maturity Municipals Portfolio
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    March 31
                                 --------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.7%
$            250   California Department of Water Resource Power Supply,
                   5.125%, 5/1/18                                                 $       264,882
-------------------------------------------------------------------------------------------------
                                                                                  $       264,882
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.7%
$            520   California Statewide Communities Development Authority,
                   (San Gabriel Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                                                  $       603,065
-------------------------------------------------------------------------------------------------
                                                                                  $       603,065
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.3%
$            400   California, 5.25%, 2/1/14                                      $       436,412
           1,000   California, 5.25%, 11/1/16                                           1,080,050
             350   Santa Clara Unified School District, 5.25%, 7/1/15                     389,711
-------------------------------------------------------------------------------------------------
                                                                                  $     1,906,173
-------------------------------------------------------------------------------------------------

HOSPITAL -- 3.3%
$            225   Eastern Plumas Health Care District, 7.50%, 8/1/07             $       231,482
             200   San Benito Health Care District, 5.375%, 10/1/12                       209,596
             400   Stockton Health Facilities, (Dameron Hospital),
                   5.70%, 12/1/14                                                         425,152
             300   Torrance Hospital, (Torrance Memorial Medical Center),
                   5.40%, 6/1/15                                                          326,523
-------------------------------------------------------------------------------------------------
                                                                                  $     1,192,753
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.5%
$            200   California Pollution Control Financing Authority,
                   (Browning Ferris Industries), (AMT), 5.80%, 12/1/16            $       191,846
-------------------------------------------------------------------------------------------------
                                                                                  $       191,846
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.5%
$            200   California Educational Facilities Authority, (Loyola
                   Marymount University), (MBIA), 5.00%, 10/1/20                  $       213,474
             475   California Educational Facilities Authority, (San Diego
                   University), (AMBAC), 0.00%, 10/1/15                                   289,740
             500   California Educational Facilities Authority, (Santa Clara
                   University), (MBIA), 5.00%, 2/1/19                                     534,180
             210   California University Foundation Revenue, (Sacramento
                   Auxiliary), (MBIA), 5.50%, 10/1/20                                     234,337
-------------------------------------------------------------------------------------------------
                                                                                  $     1,271,731
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 12.1%
$          1,000   California Pollution Control Financing Authority,
                   (San Diego Gas and Electric), (MBIA),
                   5.90%, 6/1/14(1)                                               $     1,200,640
             500   California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                                         546,510
           1,100   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/16                                                       1,271,281
             300   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                         346,404
           1,000   Southern California Public Power Authority, (AMBAC),
                   5.00%, 7/1/17                                                        1,027,120
-------------------------------------------------------------------------------------------------
                                                                                  $     4,391,955
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 29.5%
$            400   Barstow Unified School District, (FGIC), 5.25%, 8/1/18         $       440,024
           1,000   Burbank Unified School District, (FGIC), 0.00%, 8/1/12                 726,990
           1,080   Fillmore Unified School District, (FGIC), 0.00%, 7/1/15                665,896
             760   Fresno Unified School District, (MBIA), 5.80%, 2/1/16                  905,418
             200   Jurupa Unified School District, (FGIC), 5.50%, 8/1/19                  223,416
             750   Los Angeles Unified School District, (Election of 1997),
                   (MBIA), 5.125%, 7/1/21                                                 804,120
             500   North Orange County Community College District, (MBIA),
                   5.25%, 8/1/14                                                          564,055
             500   Oak Grove School District, (Election of 1995), (FGIC),
                   5.00%, 8/1/16                                                          543,865
           1,000   Redwood City Elementary School District, (FGIC),
                   5.00%, 8/1/15                                                        1,120,880
             500   San Diego Unified School District, (FSA), 5.00%, 7/1/20                536,115
             200   San Jose Unified School District, (FSA), 5.375%, 8/1/19                220,664
           1,000   San Juan Unified School District, (FSA), 0.00%, 8/1/17                 547,100
             250   Santa Clara Unified School District, (MBIA),
                   5.375%, 7/1/19                                                         275,715
           1,205   Tahoe Truckee Unified School District, (MBIA),
                   5.50%, 8/1/19                                                        1,405,319
             705   Ukiah Unified School District, (FGIC), 0.00%, 8/1/10                   573,940
           1,000   Walnut Valley Unified School District, (FGIC),
                   5.25%, 8/1/18                                                        1,111,740
-------------------------------------------------------------------------------------------------
                                                                                  $    10,665,257
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.3%
$            400   California Statewide Communities Development Authority,
                   (Sutter Health), (FSA), 6.00%, 8/15/13                         $       463,388
-------------------------------------------------------------------------------------------------
                                                                                  $       463,388
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 6.6%
$          2,000   Anaheim Public Financing Authority, (Public Improvements),
                   (FSA), 0.00%, 9/1/19                                           $       960,440
             750   California Public Works, (UCLA Replacement Hospital),
                   (FSA), 5.375%, 10/1/16                                                 831,960
             505   California State Public Works Board, (Department of
                   Corrections), (AMBAC), 5.25%, 12/1/13                                  575,902
-------------------------------------------------------------------------------------------------
                                                                                  $     2,368,302
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.9%
$            310   Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                  $       339,791
-------------------------------------------------------------------------------------------------
                                                                                  $       339,791
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 11.8%
$            600   Burbank Public Financing Authority, (Golden State
                   Redevelopment), (AMBAC), 5.25%, 12/1/22                        $       652,332
           1,000   Garden Grove Community Development (Tax Allocation),
                   (AMBAC), 5.25%, 10/1/16                                              1,118,530
             500   Napa County Flood Protection and Watershed Improvements
                   Authority, (FGIC), 5.00%, 6/15/18                                      533,525
           1,000   San Mateo County Transportation District, (MBIA),
                   5.25%, 6/1/17                                                        1,144,040
             250   Santa Clara Valley Transportation Authority, (MBIA),
                   5.00%, 6/1/17                                                          269,857
             500   Seaside Redevelopment Agency, (MBIA),
                   5.00%, 8/1/15                                                          552,335
-------------------------------------------------------------------------------------------------
                                                                                  $     4,270,619
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.0%
$            225   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15                                $       265,275
           1,000   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                      1,176,200
           1,000   San Joaquin Hills, Transportation Corridor Agency Bridge &
                   Toll Road, (MBIA), 0.00%, 1/15/12                                      743,250
-------------------------------------------------------------------------------------------------
                                                                                  $     2,184,725
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.9%
$            200   Sacramento County, Sanitation District Financing Authority,
                   (County Sanitation District No. 1), (AMBAC),
                   5.50%, 12/1/18                                                 $       224,518
             250   Sacramento County, Sanitation Financing Authority,
                   (AMBAC), 5.50%, 12/1/19                                                289,993
$            500   Sunnyvale Financing Authority Water and Wastewater,
                   (AMBAC), 5.00%, 10/1/22                                        $       524,030
-------------------------------------------------------------------------------------------------
                                                                                  $     1,038,541
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%
$            300   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                 $       307,614
-------------------------------------------------------------------------------------------------
                                                                                  $       307,614
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.7%
$            250   ABAG Finance Authority, (American Baptist Homes),
                   5.75%, 10/1/17                                                 $       250,490
-------------------------------------------------------------------------------------------------
                                                                                  $       250,490
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.2%
$            300   Alameda Public Financing Authority, 5.45%, 9/2/14              $       307,590
             250   Brentwood Infrastructure Financing Authority,
                   5.625%, 9/2/15                                                         257,553
             200   Capistrano Unified School District, 5.65%, 9/1/15                      210,558
             195   Corona Public Financing Authority, 5.70%, 9/1/13                       195,848
             200   Fontana Redevelopment Agency, (Jurupa Hills),
                   5.50%, 10/1/17                                                         210,866
             160   Murrueta Valley Unified School District, 5.70%, 9/1/17                 162,973
             390   Pomona Redevelopment Agency, (West Holt Avenue
                   Redevelopment), 5.50%, 5/1/13                                          424,410
             295   Rancho Cucamonga Public Finance Authority,
                   5.75%, 9/2/12                                                          319,335
             300   Roseville Special Tax, 6.00%, 9/1/11                                   328,476
             200   Santa Margarita Water District, 6.10%, 9/1/14                          215,506
             200   Santaluz Community Facility District No. 2,
                   5.80%, 9/1/14                                                          207,186
             200   Torrance Redevelopment Agency, 5.50%, 9/1/12                           212,410
             250   Whittier Public Financing Authority, (Greenleaf Avenue
                   Redevelopment), 5.50%, 11/1/16                                         264,570
-------------------------------------------------------------------------------------------------
                                                                                  $     3,317,281
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.8%
$            290   Port Redwood City, (AMT), 5.40%, 6/1/19                        $       302,302
-------------------------------------------------------------------------------------------------
                                                                                  $       302,302
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
WATER AND SEWER -- 1.4%
$            500   Metropolitan Water District, (Southern California
                   Waterworks), 4.75%, 7/1/22                                     $       509,850
-------------------------------------------------------------------------------------------------
                                                                                  $       509,850
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.1%
   (IDENTIFIED COST $33,980,330)                                                  $    35,840,565
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                            $       322,566
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    36,163,131
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 75.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 26.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of March 31, 2004
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                                             CALIFORNIA          FLORIDA           MASSACHUSETTS
                                                                         LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                       $      33,980,330   $      67,628,114   $      80,518,659
   Unrealized appreciation                                                       1,860,235           3,860,758           4,462,483
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                    $      35,840,565   $      71,488,872   $      84,981,142
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $              --   $         467,098   $         796,437
Receivable for investments sold                                                         --             240,000               5,000
Interest receivable                                                                416,649           1,155,992           1,061,956
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $      36,257,214   $      73,351,962   $      86,844,535
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts   $          43,312   $          76,312   $          79,667
Due to bank                                                                         46,517                  --                  --
Payable to affiliate for Trustees' fees                                                 23                  97                 120
Accrued expenses                                                                     4,231               4,704               3,361
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $          94,083   $          81,113   $          83,148
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $      36,163,131   $      73,270,849   $      86,761,387
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $      34,462,140   $      69,690,664   $      82,536,050
Net unrealized appreciation (computed on the basis of identified cost)           1,700,991           3,580,185           4,225,337
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                    $      36,163,131   $      73,270,849   $      86,761,387
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY           NEW YORK              OHIO           PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                             $      51,793,015   $     117,274,311   $      21,249,713   $      61,882,201
   Unrealized appreciation                             3,474,957           6,822,965           1,486,578           3,568,606
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                          $      55,267,972   $     124,097,276   $      22,736,291   $      65,450,807
----------------------------------------------------------------------------------------------------------------------------
Cash                                           $         531,773   $              --   $          41,177   $         736,838
Receivable for investments sold                               --             970,399                  --                  --
Interest receivable                                      750,807           1,754,772             310,566             824,145
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                   $      56,550,552   $     126,822,447   $      23,088,034   $      67,011,790
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
 financial futures contracts                   $          63,561   $         137,470   $          22,071   $          64,625
Demand note payable                                           --             500,000                  --                  --
Due to bank                                                   --             131,881                  --                  --
Payable to affiliate for Trustees' fees                       --                  25                  21                  --
Accrued expenses                                           3,027               5,145               4,773               4,682
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                              $          66,588   $         774,521   $          26,865   $          69,307
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                  $      56,483,964   $     126,047,926   $      23,061,169   $      66,942,483
----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                   $      53,199,176   $     119,635,069   $      21,639,730   $      63,611,480
Net unrealized appreciation (computed on the
 basis of identified cost)                             3,284,788           6,412,857           1,421,439           3,331,003
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                          $      56,483,964   $     126,047,926   $      23,061,169   $      66,942,483
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2004

                                                                             CALIFORNIA           FLORIDA          MASSACHUSETTS
                                                                         LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                 $       1,644,350   $       3,191,663   $       3,634,419
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $       1,644,350   $       3,191,663   $       3,634,419
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $         156,301   $         304,522   $         352,838
Trustees fees and expenses                                                           1,780               6,856               6,879
Legal and accounting services                                                       20,938              22,802              22,676
Custodian fee                                                                       24,963              39,168              42,964
Miscellaneous                                                                       10,905              12,973              14,306
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $         214,887   $         386,321   $         439,663
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $       1,429,463   $       2,805,342   $       3,194,756
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $         296,580   $         183,337   $        (140,759)
   Financial futures contracts                                                    (300,936)           (504,895)           (737,914)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $          (4,356)  $        (321,558)  $        (878,673)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $         188,132   $         771,269   $       1,108,075
   Financial futures contracts                                                    (177,661)           (329,833)           (238,658)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $          10,471   $         441,436   $         869,417
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                  $           6,115   $         119,878   $          (9,256)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       1,435,578   $       2,925,220   $       3,185,500
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK               OHIO           PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                       $       2,401,669   $       5,437,156   $       1,023,967   $       3,053,510
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        $       2,401,669   $       5,437,156   $       1,023,967   $       3,053,510
----------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                         $         231,685   $         527,635   $          97,505   $         286,372
Trustees fees and expenses                                 4,165               8,867                 196               6,758
Legal and accounting services                             20,676              27,323              19,642              25,087
Custodian fee                                             32,663              63,131              20,071              35,682
Miscellaneous                                             11,143              17,578               9,017              12,128
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 $         300,332   $         644,534   $         146,431   $         366,027
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          $       2,101,337   $       4,792,622   $         877,536   $       2,687,483
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost
    basis)                                     $         (85,047)  $        (224,568)  $         (34,016)  $         (76,956)
   Financial futures contracts                          (564,812)         (1,267,485)           (190,962)           (435,306)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                              $        (649,859)  $      (1,492,053)  $        (224,978)  $        (512,262)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
 (depreciation) --
   Investments (identified cost basis)         $       1,054,068   $       2,593,814   $         268,311   $       1,250,059
   Financial futures contracts                          (188,818)           (395,508)            (66,416)           (283,040)
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                                $         865,250   $       2,198,306   $         201,895   $         967,019
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)        $         215,391   $         706,253   $         (23,083)  $         454,757
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $       2,316,728   $       5,498,875   $         854,453   $       3,142,240
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2004

                                                                             CALIFORNIA           FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                        LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $       1,429,463   $       2,805,342   $       3,194,756
   Net realized loss                                                                (4,356)           (321,558)           (878,673)
   Net change in unrealized appreciation (depreciation)                             10,471             441,436             869,417
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       1,435,578   $       2,925,220   $       3,185,500
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $      18,279,806   $      24,129,977   $      28,772,443
   Withdrawals                                                                 (15,783,208)        (22,613,237)        (17,165,793)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $       2,496,598   $       1,516,740   $      11,606,650
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $       3,932,176   $       4,441,960   $      14,792,150
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $      32,230,955   $      68,828,889   $      71,969,237
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $      36,163,131   $      73,270,849   $      86,761,387
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK              OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                       $       2,101,337   $       4,792,622   $         877,536   $       2,687,483
   Net realized loss                                    (649,859)         (1,492,053)           (224,978)           (512,262)
   Net change in unrealized appreciation
    (depreciation)                                       865,250           2,198,306             201,895             967,019
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $       2,316,728   $       5,498,875   $         854,453   $       3,142,240
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $      15,179,472   $      47,997,667   $       9,144,698   $      21,088,352
   Withdrawals                                        (8,568,924)        (29,288,611)         (8,055,944)        (15,245,242)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                  $       6,610,548   $      18,709,056   $       1,088,754   $       5,843,110
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     $       8,927,276   $      24,207,931   $       1,943,207   $       8,985,350
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                           $      47,556,688   $     101,839,995   $      21,117,962   $      57,957,133
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                 $      56,483,964   $     126,047,926   $      23,061,169   $      66,942,483
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                                                            CALIFORNIA            FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                        LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $       1,091,403   $       2,327,941   $       2,418,184
   Net realized loss                                                              (166,889)           (263,064)           (652,768)
   Net change in unrealized appreciation (depreciation)                          1,137,449           2,290,417           3,031,840
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       2,061,963   $       4,355,294   $       4,797,256
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $      13,750,055   $      36,161,356   $      35,620,316
   Withdrawals                                                                  (6,040,253)        (12,334,886)        (11,906,929)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $       7,709,802   $      23,826,470   $      23,713,387
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $       9,771,765   $      28,181,764   $      28,510,643
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $      22,459,190   $      40,647,125   $      43,458,594
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $      32,230,955   $      68,828,889   $      71,969,237
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK               OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                       $       1,887,266   $       3,351,410   $         839,305   $       2,124,247
   Net realized loss                                    (573,236)           (516,039)           (393,016)           (507,265)
   Net change in unrealized appreciation
    (depreciation)                                     1,724,027           3,021,101           1,191,838           1,993,059
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $       3,038,057   $       5,856,472   $       1,638,127   $       3,610,041
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $      12,992,956   $      59,696,240   $       4,468,215   $      22,962,822
   Withdrawals                                        (6,550,618)        (20,332,175)         (2,895,164)         (8,454,553)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                  $       6,442,338   $      39,364,065   $       1,573,051   $      14,508,269
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     $       9,480,395   $      45,220,537   $       3,211,178   $      18,118,310
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                           $      38,076,293   $      56,619,458   $      17,906,784   $      39,838,823
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                 $      47,556,688   $     101,839,995   $      21,117,962   $      57,957,133
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                             CALIFORNIA LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.60%          0.64%          0.65%          0.67%          0.66%
   Expenses after custodian fee reduction                      0.60%          0.62%          0.63%          0.64%          0.66%
   Net investment income                                       4.00%          4.29%          4.56%          4.77%          4.84%
Portfolio Turnover                                               27%             7%             9%             8%            13%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.20%          8.92%          3.04%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     36,163   $     32,231   $     22,459   $     21,513   $     22,604
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              FLORIDA LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004          2003           2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.55%          0.57%          0.60%          0.61%          0.62%
   Expenses after custodian fee reduction                      0.55%          0.54%          0.57%          0.59%          0.59%
   Net investment income                                       4.02%          4.33%          4.74%          4.89%          4.87%
Portfolio Turnover                                               13%            23%            15%             7%            16%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.25%          8.88%          4.06%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     73,271   $     68,829   $     40,647   $     39,452   $     45,023
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                           MASSACHUSETTS LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.54%          0.57%          0.59%          0.62%          0.61%
   Expenses after custodian fee reduction                      0.54%          0.55%          0.56%          0.59%          0.58%
   Net investment income                                       3.92%          4.27%          4.70%          5.01%          4.92%
Portfolio Turnover                                               12%            22%             8%             8%            15%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.10%          9.48%          3.53%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     86,761   $     71,969   $     43,459   $     37,614   $     44,189
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                             NEW JERSEY LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%          0.60%          0.62%          0.63%          0.63%
   Expenses after custodian fee reduction                      0.56%          0.59%          0.60%          0.61%          0.60%
   Net investment income                                       3.94%          4.46%          4.80%          5.06%          5.01%
Portfolio Turnover                                               11%            25%            17%            11%            15%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.52%          7.79%          3.16%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     56,484   $     47,557   $     38,076   $     33,337   $     35,121
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              NEW YORK LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.53%          0.56%          0.58%          0.60%          0.61%
   Expenses after custodian fee reduction                      0.53%          0.54%          0.55%          0.58%          0.58%
   Net investment income                                       3.94%          4.29%          4.70%          4.90%          4.95%
Portfolio Turnover                                               20%            18%            11%            10%            18%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.79%          8.61%          3.01%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $    126,048   $    101,840   $     56,619   $     50,570   $     51,675
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                OHIO LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.66%          0.67%          0.70%          0.78%          0.69%
   Expenses after custodian fee reduction                      0.66%          0.66%          0.67%          0.74%          0.66%
   Net investment income                                       3.94%          4.31%          4.47%          4.91%          5.00%
Portfolio Turnover                                               28%            12%            19%            17%            13%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.15%          8.92%          3.08%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     23,061   $     21,118   $     17,907   $     16,788   $     19,005
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                            PENNSYLVANIA LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%          0.58%          0.61%          0.64%          0.63%
   Expenses after custodian fee reduction                      0.56%          0.56%          0.56%          0.61%          0.61%
   Net investment income                                       4.13%          4.52%          4.75%          5.04%          5.03%
Portfolio Turnover                                                8%             3%            20%             6%            11%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                5.02%          8.28%          3.56%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     66,942   $     57,957   $     39,839   $     35,582   $     38,635
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of March 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. Effective April 8, 2004, each of the Portfolios changed its diversification status from diversified to non-diversified. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At March 31, 2004, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     I INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolios. Interestholders in the Portfolios are jointly and severally liable for the liabilities and obligations of the Portfolios in the event that the Portfolios fail to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolios, the Portfolios may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolios enter into agreements with service providers that may contain indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

     J OTHER -- Investment transactions are accounted for on a trade-date basis.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2004, each Portfolio paid advisory fees as follows:

     PORTFOLIO                          AMOUNT     EFFECTIVE RATE*
     ---------------------------------------------------------------
     California Limited Portfolio     $  156,301        0.44%
     Florida Limited Portfolio           304,522        0.44%
     Massachusetts Limited Portfolio     352,838        0.43%
     New Jersey Limited Portfolio        231,685        0.43%
     New York Limited Portfolio          527,635        0.43%
     Ohio Limited Portfolio               97,505        0.44%
     Pennsylvania Limited Portfolio      286,372        0.44%

     * As a percentage of average daily net assets.

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2004, no significant amounts have been deferred.

     Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

     During the year ended March 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

     PORTFOLIO                     PURCHASES       SALES
     --------------------------------------------------------
     California                  $    351,645  $    251,417
     Florida                     $    820,845  $    350,402
     New Jersey                  $    797,633            --
     Ohio                        $  1,518,645  $  1,622,901
     Pennsylvania                $    350,402            --

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2004 were as follows:

     CALIFORNIA LIMITED PORTFOLIO

     Purchases                                           $   13,307,815
     Sales                                                    9,526,945

     FLORIDA LIMITED PORTFOLIO

     Purchases                                           $   12,050,150
     Sales                                                    9,046,473

     MASSACHUSETTS LIMITED PORTFOLIO

     Purchases                                           $   23,647,694
     Sales                                                    9,804,091

     NEW JERSEY LIMITED PORTFOLIO

     Purchases                                           $   13,354,419
     Sales                                                    5,643,177

     NEW YORK LIMITED PORTFOLIO

     Purchases                                           $   45,370,115
     Sales                                                   23,709,270

     OHIO LIMITED PORTFOLIO

     Purchases                                           $    7,552,373
     Sales                                                    6,054,534

     PENNSYLVANIA LIMITED PORTFOLIO

     Purchases                                           $   12,564,714
     Sales                                                    5,281,520

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2004, as computed on a federal income tax basis, are as follows:

     CALIFORNIA LIMITED PORTFOLIO

     AGGREGATE COST                                      $   33,954,741
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    1,920,546
     Gross unrealized depreciation                              (34,722)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    1,885,824
     ------------------------------------------------------------------

     FLORIDA LIMITED PORTFOLIO

     AGGREGATE COST                                      $   67,600,648
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    4,124,560
     Gross unrealized depreciation                             (236,336)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    3,888,224
     ------------------------------------------------------------------

     MASSACHUSETTS LIMITED PORTFOLIO

     AGGREGATE COST                                      $   80,466,937
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    4,616,270
     Gross unrealized depreciation                             (102,065)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    4,514,205
     ------------------------------------------------------------------

     NEW JERSEY LIMITED PORTFOLIO

     AGGREGATE COST                                      $   51,776,659
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    3,652,729
     Gross unrealized depreciation                             (161,416)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    3,491,313
     ------------------------------------------------------------------

     NEW YORK LIMITED PORTFOLIO

     AGGREGATE COST                                      $  117,214,302
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    7,344,317
     Gross unrealized depreciation                             (461,343)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    6,882,974
     ------------------------------------------------------------------

     OHIO LIMITED PORTFOLIO

     AGGREGATE COST                                      $   21,248,381
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    1,582,312
     Gross unrealized depreciation                              (94,402)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    1,487,910
     ------------------------------------------------------------------

     PENNSYLVANIA LIMITED PORTFOLIO

     AGGREGATE COST                                      $   61,845,282
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    3,922,879
     Gross unrealized depreciation                             (317,354)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    3,605,525
     ------------------------------------------------------------------

5    LINE OF CREDIT

     The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2004 the New York Limited Portfolio had a balance outstanding pursuant to this line of credit of $500,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2004.

6    FINANCIAL INSTRUMENTS

     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at March 31, 2004, is as follows:

     FUTURES CONTRACTS

                    EXPIRATION                                              NET UNREALIZED
     PORTFOLIO      DATE        CONTRACTS                      POSITION      DEPRECIATION
     -------------------------------------------------------------------------------------
     California     6/04         63 U.S. Treasury Bond         Short         $   (159,244)

     Florida        6/04        111 U.S. Treasury Bond         Short         $   (280,573)

     Massachusetts  6/04         90 U.S. Treasury Bond         Short         $   (166,823)
                    6/04         41 U.S. Treasury Note         Short         $    (70,323)

     New Jersey     6/04         61 U.S. Treasury Bond         Short         $   (112,986)
                    6/04         45 U.S. Treasury Note         Short         $    (77,183)

     New York       6/04        137 U.S. Treasury Bond         Short         $   (254,026)
                    6/04         91 U.S. Treasury Note         Short         $   (156,082)

     Ohio           6/04         23 U.S. Treasury Bond         Short         $    (42,842)
                    6/04         13 U.S. Treasury Note         Short         $    (22,297)
     Pennsylvania   6/04         94 U.S. Treasury Bond         Short         $   (237,603)

     At March 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7    INTERESTHOLDER MEETING (UNAUDITED)

     Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. This meeting was adjourned until March 19, 2004 with regard to all Portfolios, at which time shareholders of each Portfolio, except for New Jersey Limited Maturity Municipals Portfolio and New York Limited Maturity Municipals Portfolio, voted to change each Portfolio's diversification status from diversified to non-diversified, such change became effective April 8, 2004. The meeting was further adjourned until April 8, 2004 with regard to New Jersey Limited Maturity Municipals Portfolio and Eaton Vance New York Limited Maturity Municipals Portfolio, at which time those Portfolios also passed the proposal to change their diversification status. The results of the vote were as follows. Results are rounded to the nearest whole number:

     California Limited Portfolio
        Affirmative                     84%
        Against                          7%
        Abstain                          9%

     Florida Limited Portfolio
        Affirmative                     85%
        Against                         10%
        Abstain                          5%

     Massachusetts Limited Portfolio
        Affirmative                     89%
        Against                          6%
        Abstain                          5%

     New Jersey Limited Portfolio
        Affirmative                     88%
        Against                          6%
        Abstain                          6%

     New York Limited Portfolio
        Affirmative                     85%
        Against                          9%
        Abstain                          6%

     Ohio Limited Portfolio
        Affirmative                     79%
        Against                         16%
        Abstain                          5%

     Pennsylvania Limited Portfolio
        Affirmative                     86%
        Against                          6%
        Abstain                          8%

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of March 31, 2004

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (collectively, the "Portfolios") as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the above named portfolios as of March 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 19, 2004

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust, (the Trust), California Limited Portfolio, Florida Limited Portfolio, Massachusetts Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio, Ohio Limited Portfolio, and Pennsylvania Limited Portfolio are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                              POSITION(S)              TERM OF
                                WITH THE              OFFICE AND
         NAME AND              TRUST AND              LENGTH OF                            PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH         THE PORTFOLIOS            SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes             Trustee and Vice       Trustee and Vice      Chairman, President and Chief Executive Officer of BMR,
11/9/41                        President        President of the Trust   EVC, EVM and EV; Director of EV; Vice President and
                                                since 1985 and of the    Director of EVD. Trustee and/or officer of 197 registered
                                                Portfolios since 1992    investment companies in the Eaton Vance Fund Complex. Mr.
                                                                         Hawkes is an interested person because of his positions
                                                                         with BMR, EVM, EVC and EV, which are affiliates of the
                                                                         Trust and Portfolios.
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III            Trustee          Trustee of the Trust    Jacob H. Schiff Professor of Investment Banking Emeritus,
2/23/35                                         since 1986 and of the    Harvard University Graduate School of Business
                                                Portfolios since 1992    Administration.

William H. Park                 Trustee               Since 2003         President and Chief Executive Officer, Prizm Capital
9/19/47                                                                  Management, LLC (investment management firm) (since 2002).
                                                                         Executive Vice President and Chief Financial Officer,
                                                                         United Asset Management Corporation (a holding company
                                                                         owning institutional investment management firms)
                                                                         (1982-2001).

Ronald A. Pearlman              Trustee               Since 2003         Professor of Law, Georgetown University Law Center (since
7/10/40                                                                  1999). Tax Partner, Covington & Burling, Washington, DC
                                                                         (1991-2000).

                              NUMBER OF PORTFOLIOS
                                IN FUND COMPLEX
          NAME AND                OVERSEEN BY
       DATE OF BIRTH              TRUSTEE(1)                      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes                       197                              Director of EVC
11/9/41

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III                  197             Director of Tiffany & Co. (specialty retailer) and
2/23/35                                               Telect, Inc. (telecommunication services company)

William H. Park                       194                                   None
9/19/47

Ronald A. Pearlman                    194                                   None
7/10/40

                              POSITION(S)              TERM OF
                                WITH THE              OFFICE AND
         NAME AND              TRUST AND              LENGTH OF                            PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH         THE PORTFOLIOS            SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer                Trustee          Trustee of the Trust    President, Chief Executive Officer and a Director of Asset
9/21/35                                         since 1985 and of the    Management Finance Corp. (a specialty finance company
                                                Portfolios since 1992    serving the investment management industry) (since
                                                                         October 2003). President, Unicorn Corporation (an
                                                                         investment and financial advisory services company) (since
                                                                         September 2000). Formerly, Chairman, Hellman, Jordan
                                                                         Management Co., Inc. (an investment management company)
                                                                         (2000-2003). Formerly, Advisory Director of Berkshire
                                                                         Capital Corporation (investment banking firm) (2002-2003).
                                                                         Formerly, Chairman of the Board, United Asset Management
                                                                         Corporation (a holding company owning institutional
                                                                         investment management firms) and Chairman, President and
                                                                         Director, UAM Funds (mutual funds) (1980-2000).

Lynn A. Stout                   Trustee               Since 1998         Professor of Law, University of California at Los Angeles
9/14/57                                                                  School of Law (since July 2001). Formerly, Professor of
                                                                         Law, Georgetown University Law Center.

                             NUMBER OF PORTFOLIOS
                                IN FUND COMPLEX
          NAME AND                OVERSEEN BY
       DATE OF BIRTH              TRUSTEE(1)                      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer                      197                                   None
9/21/35

Lynn A. Stout                         197                                   None
9/14/57

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                 POSITION(S)                  TERM OF
                                  WITH THE                  OFFICE AND
         NAME AND                 TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH           THE PORTFOLIOS                 SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                  President           President of the Trust     Vice President of EVM and BMR. Officer of 127
8/20/43                                                since 1990 and of the     registered investment companies managed by EVM or
                                                       Portfolios since 1992     BMR.

William H. Ahern, Jr.         Vice President of          Vice President of       Vice President of EVM and BMR. Officer of 35
7/28/59                  Massachusetts Limited, New  Massachusetts Limited and   registered investment companies managed by EVM or
                          Jersey Limited, New York       New York Limited        BMR.
                          Limited and Ohio Limited   Portfolios since 1997 and
                                 Portfolios           New Jersey Limited and
                                                      Ohio Limited Portfolios
                                                            since 1995

Cynthia J. Clemson            Vice President of          Vice President of       Vice President of EVM and BMR. Officer of 20
3/2/63                       California Limited,        California Limited,      registered investment companies managed by EVM or
                             Florida Limited and          Florida Limited        BMR.
                            Pennsylvania Limited       Pennsylvania Limited
                                 Portfolios           Portfolios since 1997,
                                                    1998 and 2000, respectively

Robert B. MacIntosh            Vice President          Vice President of the     Vice President of EVM and BMR. Officer of 127
1/22/57                                               Trust since 1993 and of    registered investment companies managed by EVM or
                                                     the Portfolios since 1992   BMR.

Alan R. Dynner                    Secretary                 Since 1997           Vice President, Secretary and Chief Legal Officer
10/10/40                                                                         of BMR, EVM, EVD, EV and EVC. Officer of
                                                                                 197 registered investment companies managed by EVM
                                                                                 or BMR.

William J. Austin, Jr.        Treasurer of the             Since 2002(2)         Vice President of EVM and BMR. Officer of 58
12/27/51                        Portfolios                                       registered investment companies managed by EVM or
                                                                                 BMR.

James L. O'Connor          Treasurer of the Trust           Since 1988           Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                           118 registered investment companies managed by EVM
                                                                                 or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended March 31, 2003, and March 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                    03/31/04        03/31/03
--------------------------------------------------------------------------------
Audit Fees                                          $     18,107    $     13,514

Audit-Related Fees(1)                               $          0    $          0

Tax Fees(2)                                         $      4,000    $      3,800

All Other Fees(3)                                   $          0    $          0
                                                    ----------------------------
Total                                               $     22,107    $     17,314
                                                    ============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

   (3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                    03/31/04        03/31/03
--------------------------------------------------------------------------------
Registrant                                          $      4,000    $      3,800

Eaton Vance Corp.(1)                                $ 452,358.37    $    224,099

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO


By:   /S/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ William J. Austin Jr.
      -------------------------
      William J. Austin Jr.
      Treasurer


Date: May 19, 2004


By:   /S/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: May 19, 2004